Income Taxes - Narrative (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 1,848,000,000	$ 1,634,000,000
Unused tax losses for which a deferred tax asset has not been recognised	499,000,000	587,000,000
Capital tax losses for which no deferred tax asset recognised	137,000,000	110,000,000
Temporary differences associated with investments in subsidiaries, branches, joint ventures and associates for which a deferred tax liability has not been recognised	$ 5,452,000,000	$ 5,299,000,000
Applicable tax rates	26.25%	26.50%
Losses available for carry forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Accumulated non-capital tax losses	$ 3,758,000,000	$ 3,382,000,000
Bottom of range
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rates	0.00%
Top of range
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rates	25.00%
United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net capital losses	$ 7,000,000	19,000,000
United States | Losses available for carry forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	3,000,000	4,000,000
Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net capital losses	13,000,000	0
Capital losses	178,000,000	169,000,000
United Kingdom
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Capital losses	$ 452,000,000	$ 460,000,000